16. Derivative Financial Instruments (June 2019) (Details) - Warrants [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Warrants outstanding, beginning balance	6,000	0
Warrants issued		6,000
Warrants exercised	0	0
Warrants expired	0
Warrants outstanding, ending balance	692,035	6,000
Warrants exercisable, end of period		6,000
Weighted average exercise price, beginning	$ 1.00	$ 0.00
Weighted average exercise price, issued		1.00
Weighted average exercise price, exercised
Weighted average exercise price, expired
Weighted average exercise price, ending	$ 2.88	1.00
Weighted average exercise price, exercisable		$ 1.00
Weighted average remaining contractual life warrants outstanding		4 years 3 months
Weighted average remaining contractual life warrants exercisable		4 years 3 months
Intrinsic value of warrants outstanding		$ 0
Debenture Holders [Member]
Warrants issued	532,135
Weighted average exercise price, issued	$ 3.00
4Front [Member]
Warrants issued	153,900
Weighted average exercise price, issued	$ 2.41